                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31

Date of Reporting Period:  July 1, 2004 - September 30, 2004

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

TOP 20 PORTFOLIO

-------------------------------------------------------------------------------
Shares                                                             Market Value
-------------------------------------------------------------------------------
            COMMON STOCKS -- 98.6%
            APPAREL/FOOTWEAR RETAIL -- 9.9%
   20,490   Aeropostale, Inc.*                                     $    536,838
   14,420   Urban Outfitters, Inc.*                                     496,048
                                                                   ------------
                                                                      1,032,886
                                                                   ------------

            COMPUTER SOFTWARE AND SERVICES -- 5.0%
   10,815   Autodesk, Inc.                                              525,933
                                                                   ------------

            DISTRIBUTION/WHOLESALE -- 5.2%
   37,455   Navarre Corp.*                                              542,723
                                                                   ------------

            FINANCIAL SERVICES -- 5.7%
   14,990   Countrywide Financial Corp.                                 590,456
                                                                   ------------

            FOOD/BEVERAGES -- 2.9%
    8,960   Sanderson Farms, Inc.                                       299,712
                                                                   ------------

            HEALTH SERVICES -- 20.9%
   14,965   DaVita, Inc.*                                               466,160
   24,600   eResearch Technology, Inc.*                                 327,918
   19,350   Laserscope*                                                 392,225
   25,775   Palomar Medical Technologies, Inc.*                         564,987
   25,770   Ventiv Health, Inc.*                                        436,802
                                                                   ------------
                                                                      2,188,092
                                                                   ------------

            INDUSTRIAL -- 14.6%
   12,785   Commercial Metals Company                                   507,820
    6,475   Cummins, Inc.                                               478,438
   11,100   FMC Corp.*                                                  539,127
                                                                   ------------
                                                                      1,525,385
                                                                   ------------

            OIL/GAS -- 5.6%
   16,620   Tsakos Energy Navigation Ltd.                               584,193
                                                                   ------------

            REAL ESTATE INVESTMENT TRUST -- 5.6%
   18,880   General Growth Properties, Inc.                             585,280
                                                                   ------------

            TECHNOLOGY -- 10.6%
   11,180   Adobe Systems, Inc.                                         553,074
   10,010   Symantec Corp.*                                             549,349
                                                                   ------------
                                                                      1,102,423
                                                                   ------------

            TOOLS & HARDWARE -- 5.5%
    7,115   Briggs & Stratton Corp.                                     577,738
                                                                   ------------

            WIRELESS TELECOMMUNICATIONS -- 7.1%
    6,775   AO Vimpelcom Sponsored ADR*                                 737,120
                                                                   ------------

            TOTAL COMMON STOCKS (COST $8,934,061)                    10,291,941
                                                                   ------------

--------------------------------------------------------------------------------
 Shares/
Par Value                                                          Market Value
--------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS -- 3.0%

            MONEY MARKET FUNDS -- 0.0%
     809    FBR Fund for Government Investors                      $        809

            GOVERNMENT AGENCY OBLIGATIONS -- 3.0%
  312,986   FHLB Discount Notes 1.65% due 10/1/04                       312,986
                                                                   ------------

            TOTAL SHORT-TERM INVESTMENTS (COST $313,795)                313,795
                                                                   ------------

            TOTAL INVESTMENTS -- 101.6%                              10,605,736
            (COST $9,247,856)

            Liabilities In Excess Of Other Assets -- (1.6%)            (167,047)
                                                                   ------------
            NET ASSETS -- 100.0%                                   $ 10,438,689
                                                                   ============

* Non-income producing.

ADR -- American Depository Receipts

See Notes to Portfolios of Investments.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
            COMMON STOCKS -- 96.0%
            BANKING -- 11.0%
      815   ABN AMRO Holding NV ADR                                $     18,549
            (Netherlands)
      460   Credit Suisse Group ADR                                      14,692
            (Switzerland)
      240   HSBC Holdings plc ADR                                        19,152
            (United Kingdom)
      310   UBS AG ADR                                                   21,803
            (Switzerland)
                                                                   ------------
                                                                         74,196
                                                                   ------------

            BIOTECHNOLOGY & DRUGS -- 3.4%
      415   Novo-Nordisk ADR                                             22,730
            (Denmark)
                                                                   ------------

            BUILDING & CONSTRUCTION -- 3.9%
      875   Chicago Bridge & Iron Co. NV ADR                             26,241
            (Netherlands)
                                                                   ------------

            COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 17.7%
      325   Dassault Systemes S.A. ADR                                   15,145
            (France)
      435   Logitech International S.A. ADR                              21,028
            (Switzerland)*
      685   NDS Group plc ADR                                            18,495
            (United Kingdom)*
      625   SAP AG ADR                                                   24,343
            (Germany)
    1,005   Seagate Technology ADR                                       13,588
            (Cayman Islands)*
      195   Sohu.com, Inc. ADR                                            3,243
            (China)*
      545   Trend Micro, Inc. ADR                                        23,408
            (Japan)
                                                                   ------------
                                                                        119,250
                                                                   ------------

            ELECTRONICS -- 11.1%
      473   AU Optronics Corp. ADR                                        5,916
            (Taiwan)
      355   Canon, Inc. ADR                                              16,742
            (Japan)
      195   Hitachi, Ltd. ADR                                            11,768
            (Japan)
      195   KYOCERA CORP. ADR                                            13,728
            (Japan)
      820   Matsushita Electric Industrial Co., Ltd. ADR                 11,004
            (Japan)
      445   SONY CORPORATION ADR                                         15,304
            (Japan)
                                                                   ------------
                                                                         74,462
                                                                   ------------

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
            FOOD, BEVERAGE, & TOBACCO -- 2.1%
      420   Unilever plc ADR                                             13,868
            (United Kingdom)
                                                                   ------------

            INDUSTRIAL -- 3.7%
      390   BOC Group plc ADR                                            12,691
            (Britian)
      170   E. ON AG ADR                                                 12,529
            (Germany)
                                                                   ------------
                                                                         25,220
                                                                   ------------

            INSURANCE -- 5.0%
      740   Axa ADR                                                      15,007
            (France)
      745   ING Groep NV ADR                                             18,834
            (Netherlands)
                                                                   ------------
                                                                         33,841
                                                                   ------------

            METALS -- 1.6%
      230   Alcan, Inc. ADR                                              10,994
            (Canada)
                                                                   ------------

            OIL & GAS SERVICES -- 12.7%
      230   BP Amoco plc ADR                                             13,232
            (Britain)
      690   Canadian Natural Resources Ltd. ADR                          27,483
            (Canada)
      260   PetroChina Co. Ltd. ADR                                      13,978
            (China)
    2,150   Statoil ASA ADR                                              31,045
            (Norway)
                                                                   ------------
                                                                         85,738
                                                                   ------------

            PHARMACEUTICALS -- 5.4%
      290   Alcon, Inc. ADR                                              23,258
            (Switzerland)
      305   GlaxoSmithKline plc ADR                                      13,338
            (Britain)
                                                                   ------------
                                                                         36,596
                                                                   ------------

            SEMICONDUCTORS & RELATED -- 7.0%
    3,115   ARM Holdings plc ADR                                         14,235
            (United Kingdom)
    1,000   ASML Holding NV ADR                                          12,870
            (Netherlands)*
      640   ATI Technologies, Inc. ADR                                    9,811
            (Canada)*
    1,447   Taiwan Semiconductor Manufacturing Company Ltd. ADR          10,332
            (Taiwan)
                                                                   ------------
                                                                         47,248
                                                                   ------------

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS -- 3.9%
      465   China Telecom Corp. Ltd. ADR                                 15,020
            (China)
      565   SK Telecom Co., Ltd. ADR                                     10,989
            (South Korea)
                                                                   ------------
                                                                         26,009
                                                                   ------------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 7.5%
      680   Nippon Telegraph and Telephone Corp. ADR                     13,586
            (Japan)
      820   Nokia Oyj ADR                                                11,250
            (Finland)
      475   Telefonaktiebolaget LM Ericsson ADR                          14,840
            (Sweden)*
      440   Vodafone Group plc ADR                                       10,608
            (United Kingdom)
                                                                   ------------
                                                                         50,284
                                                                   ------------
            TOTAL COMMON STOCKS (COST $527,271)                         646,677
                                                                   ------------

--------------------------------------------------------------------------------
 Shares/
Par Value                                                          Market Value
--------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS -- 0.2%

            MONEY MARKET FUNDS -- 0.1%
      594   FBR Fund for Government Investors                               594

            GOVERNMENT AGENCY OBLIGATIONS -- 0.1%

    1,000   FHLB Discount Notes  1.65% due 10/1/04                          999
                                                                   ------------
            TOTAL SHORT-TERM INVESTMENTS (COST $1,593)                    1,593
                                                                   ------------

            TOTAL INVESTMENTS -- 96.2%                                  648,270
            (COST $528,864)

            Other Assets In Excess Of Liabilities -- 3.8%                25,502
                                                                   ------------
            NET ASSETS -- 100.0%                                   $    673,772
                                                                   ============


* Non-income producing.

ADR -- American Depository Receipts

See Notes to Portfolios of Investments.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of September 30, 2004, The Navellier Millennium Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                                     GROSS            GROSS              NET
                                    FEDERAL        UNREALIZED       UNREALIZED       UNREALIZED
                                    TAX COST      APPRECIATION     DEPRECIATION     APPRECIATION
                                   ----------     ------------     ------------     ------------
Top 20 Portfolio                   $9,247,856     $  1,841,402     $   (483,522)    $  1,357,880
International Growth Portfolio     $  542,188     $    147,747     $    (41,665)    $    106,082

Item 2:  Controls and Procedures

         (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

         (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  November 29, 2004                 THE NAVELLIER MILLENNIUM FUNDS

                                         By:      /s/ Louis G. Navellier
                                                  ------------------------------
                                                     Louis G. Navellier
                                                     Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  November 29, 2004                 By:    /s/ Louis G. Navellier
                                                --------------------------------
                                                    Louis G. Navellier
                                                    Chief Executive Officer



Date:  November 29, 2004                 By:    /s/ Arjen Kuyper
                                                --------------------------------
                                                    Arjen Kuyper
                                                    Chief Financial Officer